Exhibit 99.1

SLM Student Loan Trust 2011-2 Monthly Servicing Report

Distribution Date	10/25/2011
Collection Period	09/01/2011 - 09/30/2011

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		05/26/2011	08/31/2011	09/30/2011
	Principal Balance		$752,435,249.40	$754,448,620.15	$752,091,530.02
	Interest to be Capitalized Balance		8,054,313.32	8,124,643.81	7,178,021.62

	Pool Balance		$760,489,562.72	$762,573,263.96	$759,269,551.64
	Capitalized Interest Account Balance		$71,500,000.00	$71,500,000.00	$71,500,000.00
	Specified Reserve Account Balance		1,933,490.00	1,906,433.16	1,898,173.88

	Adjusted Pool (1)		$833,923,052.72	$835,979,697.12	$832,667,725.52
	Weighted Average Coupon (WAC)		5.65%	5.68%	5.68%
	Number of Loans		61,067	61,158	60,874
	Aggregate Outstanding Principal Balance - Tbill			$1,094,893.35	$1,092,424.40
	Aggregate Outstanding Principal Balance - Commercial Paper			$761,478,370.61	$758,177,127.24
	Pool Factor			0.986006215	0.981734520
	Since Issued Constant Prepayment Rate			(0.66)%	(0.39)%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	08/31/2011		10/25/2011
	A1	78446JAA4	$604,979,697.12		$601,667,725.52
	A2	78446JAB2	$175,000,000.00		$175,000,000.00
	B	78446JAC0	$24,000,000.00		$24,000,000.00

C	Account Balances		08/31/2011		10/25/2011
	Reserve Account Balance		$1,906,433.16		$1,898,173.88
	Capitalized Interest Account Balance		$71,500,000.00		$71,500,000.00
	Floor Income Rebate Account		$1,234,327.72		$2,424,050.96
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		08/31/2011		10/25/2011
	Adjusted Pool Balance + Supplemental Loan Purchase		$835,979,697.12		$832,667,725.52
	Total Notes		$803,979,697.12		$800,667,725.52
	Difference		$32,000,000.00		$32,000,000.00
	Parity Ratio		1.03980		1.03997

Page 2 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 09/01/2011 - 09/30/2011, Distribution Date 10/25/2011

II. Trust Activity	09/01/2011	through		09/30/2011

A	Student Loan Principal Receipts
	Borrower Principal			3,593,683.55
	Guarantor Principal			874,196.49
	Consolidation Activity Principal			204,997.93
	Seller Principal Reimbursement			-
	Servicer Principal Reimbursement			-
	Rejected Claim Repurchased Principal			-
	Other Principal Deposits			-

	Total Principal Receipts			$4,672,877.97

B	Student Loan Interest Receipts
	Borrower Interest			1,710,023.39
	Guarantor Interest			33,541.34
	Consolidation Activity Interest			4,241.38
	Special Allowance Payments			0.00
	Interest Subsidy Payments			0.00
	Seller Interest Reimbursement			0.00
	Servicer Interest Reimbursement			0.00
	Rejected Claim Repurchased Interest			0.00
	Other Interest Deposits			16,026.61

	Total Interest Receipts			$1,763,832.72

C	Reserves in Excess of Requirement			$8,259.28

D	Investment Income			$6,825.19

E	Funds Borrowed from Next Collection Period			$-

F	Funds Repaid from Prior Collection Period			$-

G	Loan Sale or Purchase Proceeds			$-

H	Initial Deposits to Collection Account			$-

I	Excess Transferred from Other Accounts			$-

J	Other Deposits			$-

K	Funds Released from Capitalized Interest Account		$

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer			$-
	Consolidation Loan Rebate Fees to Dept. of Education			$(668,320.01)
	Floor Income Rebate Fees to Dept. of Education			$-
	Funds Allocated to the Floor Income Rebate Account			$(1,189,723.24)
M	AVAILABLE FUNDS			$4,593,751.91

N	Non-Cash Principal Activity During Collection Period			$(2,315,787.84)

O	Non-Reimbursable Losses During Collection Period			$8,368.32

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller			$-

Q	Aggregate Loan Substitutions			$-

Page 3 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 09/01/2011 - 09/30/2011, Distribution Date 10/25/2011

III. 2011-2 Portfolio Characteristics

		09/30/2011				08/31/2011
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	5.72%	7,060	$99,638,888.53	13.248%	5.74%	7,177	$100,623,554.02	13.337%

REPAYMENT:	CURRENT	5.53%	43,146	$457,666,347.85	60.852%	5.53%	43,391	$458,179,415.08	60.730%
	31-60 DAYS DELINQUENT	5.98%	1,747	$26,757,622.01	3.558%	5.92%	1,517	$23,615,034.29	3.130%
	61-90 DAYS DELINQUENT	6.02%	830	$12,627,980.77	1.679%	6.04%	843	$13,632,465.32	1.807%
	91-120 DAYS DELINQUENT	6.01%	482	$7,885,263.37	1.048%	5.89%	542	$8,715,541.99	1.155%
	> 120 DAYS DELINQUENT	6.08%	1,652	$25,980,073.26	3.454%	6.10%	1,689	$26,465,780.89	3.508%

	FORBEARANCE	5.97%	5,769	$118,734,117.32	15.787%	5.97%	5,851	$121,011,853.15	16.040%
	CLAIMS IN PROCESS	5.92%	181	$2,652,915.84	0.353%	5.98%	148	$2,204,975.41	0.292%
	AGED CLAIMS REJECTED	6.37%	7	$148,321.07	0.020%	0.00%	0	$-	0.000%
TOTAL			60,874	$752,091,530.02	100.00%		61,158	$754,448,620.15	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 09/01/2011 - 09/30/2011, Distribution Date 10/25/2011

IV.	2011-2	Portfolio Characteristics (cont’d)

			09/30/2011	08/31/2011
	Pool Balance		$759,269,551.64	$762,573,263.96
	Total # Loans		60,874	61,158
	Total # Borrowers		35,007	35,178
	Weighted Average Coupon		5.68%	5.68%
	Weighted Average Remaining Term		214.50	214.27
	Non-Reimbursable Losses		$8,368.32	$-
	Cumulative Non-Reimbursable Losses		$8,368.32	$-
	Since Issued Constant Prepayment Rate (CPR)		-0.39%	-0.66%
	Loan Substitutions		$-	$-
	Cumulative Loan Substitutions		$-	$-
	Rejected Claim Repurchases		$-	$-
	Cumulative Rejected Claim Repurchases		$-	$-
	Unpaid Primary Servicing Fees		$-	$-
	Unpaid Administration Fees		$-	$-
	Unpaid Carryover Servicing Fees		$-	$-
	Note Principal Shortfall		$-	$-
	Note Interest Shortfall		$-	$-
	Unpaid Interest Carryover		$-	$-
	Borrower Interest Accrued		$3,136,364.57	$3,253,290.50
	Interest Subsidy Payments Accrued		$236,379.53	$246,817.47
	Special Allowance Payments Accrued		$188.96	$173.98

Page 5 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 09/01/2011 - 09/30/2011, Distribution Date 10/25/2011

V. 2011-2 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	0.00%	0	-	0.000%
- GSL - Unsubsidized	0.00%	0	-	0.000%
- PLUS (2) Loans	0.00%	0	-	0.000%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	5.68%	60,874	752,091,530.02	100.000%

Total	5.68%	60,874	$752,091,530.02	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	0.00%	0	-	0.000%
- Two Year	0.00%	0	-	0.000%
- Technical	0.00%	0	-	0.000%
- Other	5.68%	60,874	752,091,530.02	100.000%

Total	5.68%	60,874	$752,091,530.02	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 09/01/2011 - 09/30/2011, Distribution Date 10/25/2011

VI. 2011-2 Waterfall for Distributions
		Paid	Remaining Funds Balance
Total Available Funds			$4,593,751.91

A	Primary Servicing Fee	$143,815.70	$4,449,936.21

B	Administration Fee	$6,667.00	$4,443,269.21

C	Class A Noteholders' Interest Distribution Amount	$608,951.55	$3,834,317.66

D	Class B Noteholders' Interest Distribution Amount	$21,934.83	$3,812,382.83

E	Reserve Account Reinstatement	$-	$3,812,382.83

F	Class A Noteholders' Principal Distribution Amount	$3,311,971.60	$500,411.23

G	Class B Noteholders' Principal Distribution Amount	$-	$500,411.23

H	Unpaid Expenses of The Trustees	$-	$500,411.23

I	Carryover Servicing Fee	$-	$500,411.23

J	Remaining Amounts to the Noteholders after the first auction date	$-	$500,411.23

K	Excess Distribution Certificateholder	$500,411.23	$-

Waterfall Triggers

A	Student Loan Principal Outstanding	$752,091,530.02

B	Interest to be Capitalized	$7,178,021.62

C	Capitalized Interest Account Balance	$71,500,000.00

D	Reserve Account Balance (after any reinstatement)	$1,898,173.88

E	Less: Specified Reserve Account Balance	$(1,898,173.88)

F	Total	$830,769,551.64

G	Class A Notes Outstanding (after application of available funds)	$776,667,725.52

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 09/01/2011 - 09/30/2011, Distribution Date 10/25/2011

VII. 2011-2 Distributions

Distribution Amounts

	A1	A2	B

Cusip/Isin	78446JAA4	78446JAB2	78446JAC0
Beginning Balance	$604,979,697.12	$175,000,000.00	$24,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.60%	1.20%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	9/26/2011	9/26/2011	9/26/2011
Accrual Period End	10/25/2011	10/25/2011	10/25/2011
Daycount Fraction	0.08055556	0.08055556	0.08055556
Interest Rate*	0.83456%	1.43456%	1.13456%
Accrued Interest Factor	0.000672284	0.001155618	0.000913951
Current Interest Due	$406,718.44	$202,233.11	$21,934.83
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$406,718.44	$202,233.11	$21,934.83
Interest Paid	$406,718.44	$202,233.11	$21,934.83
Interest Shortfall	$-	$-	$-
Principal Paid	$3,311,971.60	$-	$-
Ending Principal Balance	$601,667,725.52	$175,000,000.00	$24,000,000.00
Paydown Factor	0.005324713	0.000000000	0.000000000
Ending Balance Factor	0.967311456	1.000000000	1.000000000
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 8 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 09/01/2011 - 09/30/2011, Distribution Date 10/25/2011

VIII. 2011-2 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$803,979,697.12
	Adjusted Pool Balance	$832,667,725.52
	Overcollateralization Amount	$32,000,000.00
	Principal Distribution Amount	$3,311,971.60
	Principal Distribution Amount Paid	$3,311,971.60

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,906,433.16
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,906,433.16
	Required Reserve Acct Balance	$1,898,173.88
	Release to Collection Account	$8,259.28
	Ending Reserve Account Balance	$1,898,173.88

C	Capitalized Interest Account
	Beginning Period Balance	$71,500,000.00
	Transfers to Collection Account	$-
	Ending Balance	$71,500,000.00

D	Floor Income Rebate Account
	Beginning Period Balance	$1,234,327.72
	Deposits for the Period	$1,189,723.24
	Release to Collection Account	$-
	Ending Balance	$2,424,050.96

E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 09/01/2011 - 09/30/2011, Distribution Date 10/25/2011

IX. 2011-2 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$49,598,072.92	$55,050,661.92	$250,358,511.39	$355,007,246.23
Unsubsidized Consolidation Loans	$52,915,120.42	$68,129,133.84	$283,218,051.15	$404,262,305.41
Total	$102,513,193.34	$123,179,795.76	$533,576,562.54	$759,269,551.64

Weighted Average Remaining Term of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	245	263	182	204
Unsubsidized Consolidation Loans	264	280	203	224
Total	254	272	193	214

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.653%	5.904%	5.549%	5.619%
Unsubsidized Consolidation Loans	5.790%	6.025%	5.645%	5.728%
Total	5.724%	5.971%	5.600%	5.677%

Weighted Average SAP Margin of All CP Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.452%	2.373%	2.519%	2.487%
Unsubsidized Consolidation Loans	2.416%	2.342%	2.490%	2.456%
Total	2.434%	2.356%	2.504%	2.470%

Weighted Average SAP Margin of All T-Bill Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	3.100%	3.100%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.119%	3.115%
Total	3.100%	3.100%	3.111%	3.108%

Page 10 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 09/01/2011 - 09/30/2011, Distribution Date 10/25/2011